Convertible Debentures - Additional Information (Detail) - USD ($)	1 Months Ended									12 Months Ended
	Oct. 29, 2013	May. 31, 2013	Apr. 29, 2013	Mar. 31, 2013	Mar. 27, 2013	Mar. 26, 2013	Mar. 25, 2013	Dec. 18, 2012	Nov. 26, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014	Dec. 26, 2012
Proceeds From Issuance Of Convertible Debt And Warrant								$ 14,900,000
Placement Agent Fees And Other Transaction Related Expenses								$ 1,200,000
Minimum Subsequent Equity Financing										$ 12,000,000
Long-term Debt, Gross												$ 14,857,200
Interest Expense, Debt										0	$ 18,569,157
Amortization of Debt Discount (Premium)	$ 10,600,000									$ 0	$ 14,900,000
Per Share Coversion Price For Liquidated Damages							$ 2.40
Number Of Shares Issued On Conversion Of 2012 Debentures	6,530,154
Debt Instrument, Convertible, Conversion Price	$ 2.40
Shares Issued, Price Per Share										$ 2.40
Common Stock Issuable Payment									100.00%
Registration Payment Arrangement Defalt Percentage Of Liquidated Damages					2.00%	2.00%
Registrable Securities Percentage						100.00%
Registration Payment Arrangement, Maximum Potential Consideration														$ 900,000
Debt Instrument, Convertible, Beneficial Conversion Feature										$ 7,548,500
Total value of 2012 Series A & B warrants												(12,430,524)
Stock Issued For Accrued And Unpaid Interest	345,606									494,764
Interest Expense On Inducement To Convert Debentures										$ 1,187,433
Liquated Damages Under Registration Rights Agreement		$ 288,674
Warrant [Member]
Total value of 2012 Series A & B warrants												$ 12,430,524
Common Stock [Member]
Class Of Warrant Or Right, Number Of Securities Called By Warrants Or Rights													4,455,231
Stock Issued During Period, Shares In Lieu Of Cash		380,606
First Installement [Member]
Liquated Damages Under Registration Rights Agreement					$ 297,148
Second installement [Member]
Liquated Damages Under Registration Rights Agreement			$ 327,688
Third and Final Installement [Member]
Liquated Damages Under Registration Rights Agreement		$ 288,674
8% Senior Convertible Debentures
Debt Instrument, Interest Rate, Stated Percentage									8.00%
Debentures [Member]
Long-term Debt, Gross				$ 12,230,000
Debt Instrument, Interest Rate, Stated Percentage				8.00%
Debt Instrument, Interest Rate, Effective Percentage										8.00%
Registrable Securities Percentage							80.00%
Debt Instrument, Maturity Date, Description				November or December of 2015
Series A Warrant [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights												$ 4.00
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right												6,190,500
Warrant Term										5 years
Series B Warrant [Member]
Class Of Warrant Or Right, Number Of Securities Called By Warrants Or Rights												6,190,500
Class of Warrant or Right, Exercise Price of Warrants or Rights												$ 2.40
Warrant Term												18 months
Common Stock Issuable Upon Conversion Of Debentures												150.00%